Schedule of Property, Plant and Equipment, Useful Life (Details)	12 Months Ended
Dec. 31, 2022
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, useful life (Year)	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, useful life (Year)	5 years